SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2020	2019	2018
Trade receivables and other current assets	$(2)	$(66)	$(122)
Accounts payable and accrued liabilities	(91)	17	(18)
Other assets and liabilities	(62)	(4)	46
	$(155)	$(53)	$(94)